Stock Option Plans and Warrants to Purchase Common Stock (Tables)	12 Months Ended
Dec. 31, 2024
Grant 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of shares available for grant under the 2015 plan

Shares available for grant at January 1, 2024	5,943,590
Options granted	(173,740)
Options forfeited	272
Options exercised	—
Shares available for grant at December 31, 2024	5,770,122

Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of activity under the 2005 plan and the 2015 plan

		Weighted
		Average
		Exercise
	Options	Price
Balance outstanding at December 31, 2022	11,946	$435.32
Granted	45,715	10.45
Forfeited	(1,052)	533.80
Cancelled	—	—
Exercised	—	—
Balance outstanding at December 31, 2023	56,609	$90.58
Granted	173,740	3.35
Forfeited	(430)	1,549.28
Cancelled	—	—
Exercised	—	—
Balance outstanding at December 31, 2024	229,919	$21.94

Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock

	Weighted
	Average
	Remaining
	Contractual	Outstanding	Exercisable
Price Range	Life in Years	Options	Options
$3.31 - $10.78	9.74	218,268	61,868
$129.60 - $640.80	5.83	11,382	10,848
$1,776.00- $3,624.00	1.05	269	269
Total	9.54	229,919	72,985

Share-based Payment Arrangement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share-based compensation expense

Share-based compensation	2024	2023
Research and development	$131,917	$150,466
General and administrative	197,898	219,716
Total	$329,815	$370,182

Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of warrant activity

		Weighted
		Average
		Exercise
	Warrants	Price
Balance at December 31, 2022	42	$468.00
Granted	673,455	14.56
Exercised	(264,815)	0.002
Expired	(42)	468.00
Balance at December 31, 2023	408,640	$24.00
Granted (1)	2,334,382	2.73
Exercised	(1,275,441)	3.71
Expired	—	—
Balance at December 31, 2024	1,467,581	$11.01

(1)	Excludes pre-funded warrants issued in connection with public offerings.

Schedule of remaining life, by grant date, for outstanding warrants

		Remaining
	Exercise	Contractual	Outstanding	Exercisable
Grant Date	Price	Life in Years	Warrants	Warrants
May 09, 2023	$24.00	3.36	408,640	408,640
April 22, 2024	6.40	4.31	4,253	4,253
July 10, 2024	6.00	4.53	1,054,688	1,054,688
Total			1,467,581	1,467,581